Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

February 16, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A of Deutsche Variable Series II (the “Trust”) (Reg. Nos. 33-11802, 811-05002) filed on behalf of Deutsche Large Cap Value VIP, Deutsche Global Income Builder VIP and Deutsche Unconstrained Income VIP

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment (“PEA”) No. 112 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2017. No fees are required in connection with this filing.

The principal purposes of the Amendment are to reflect disclosure related to: (i) a change in the name of Deutsche Large Cap Value VIP to Deutsche CROCI® U.S. VIP, and related changes to the fund’s investment policies which are similar to changes made to a corresponding retail fund reviewed by Commission Staff in PEA No. 221 of Deutsche Investment Trust, dated October 7, 2016 (accession number: 0000088053-16-002718); and (ii) the addition of Deutsche Alternative Asset Management (Global) Limited as sub-advisor for Deutsche Global Income Builder VIP and Deutsche Unconstrained Income VIP.

The Amendment has been electronically coded to show changes from the Trust’s Prospectus and Statement of Additional Information filed with the Commission on April 27, 2016 in Post-Effective Amendment No. 110 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.